Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense/(benefit):
Bermuda	$ 0	$ 0	$ 0
Foreign	7	11	22
Deferred tax expense/(benefit):
Bermuda	0	0	0
Foreign	(2)	(7)	(62)
Total tax expense/(benefit)	$ 5	$ 4	$ (40)
Effective tax rate	(0.90%)	(0.10%)	5.30%